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MetLife Investors Insurance Company of California
5 Park Plaza, Suite 1900
Irvine, CA 92614

                                          August 2, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

        Re: MetLife Investors Variable Life Account Five
            File No. 333-69852 / 811-08433
            Rule 497(j) Certification
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Commissioners:

   On behalf of MetLife Investors Insurance Company of California (the "Company") and MetLife Investors Variable Life Account Five (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of statement of Additional Information dated May 1, 2006 as revised July 28, 2006 being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 9 to the Registration Statement for the Account filed electronically with the Commission on July 28, 2006.

                                          Sincerely,

                                          /s/ John E. Connolly, Jr.

                                          John E. Connolly, Jr.
                                          Assistant General Counsel
                                          Metropolitan Life Insurance Company